Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Fixed Income Series, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2011
Portfolio Class Shares | T. Rowe Price Limited-Term Bond Portfolio | T. Rowe Price Limited-Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[1]
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
Annual Return 2001	rr_AnnualReturn2001	8.47%
Annual Return 2002	rr_AnnualReturn2002	5.42%
Annual Return 2003	rr_AnnualReturn2003	4.28%
Annual Return 2004	rr_AnnualReturn2004	1.10%
Annual Return 2005	rr_AnnualReturn2005	1.74%
Annual Return 2006	rr_AnnualReturn2006	4.06%
Annual Return 2007	rr_AnnualReturn2007	5.48%
Annual Return 2008	rr_AnnualReturn2008	1.55%
Annual Return 2009	rr_AnnualReturn2009	8.29%
Annual Return 2010	rr_AnnualReturn2010	3.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.15%)
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.32%
Portfolio Class Shares | T. Rowe Price Limited-Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Limited-Term Bond Portfolio SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There may be additional expenses that apply as described in your insurance contract prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities purchased, but the fund's average effective maturity will not exceed five years. Targeting effective maturity provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than would be true of a fund targeting a stated maturity or maturity range.

At least 90% of the fund's portfolio will consist of investment-grade securities that have been rated in the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. In an effort to enhance yield, up to 10% of assets can be invested in below investment-grade securities, commonly referred to as "junk" bonds, including those with the lowest rating. The fund's holdings may include corporate and government bonds, asset- and mortgage-backed securities, and foreign securities.

Within this broad structure, investment decisions reflect the manager's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund's program) that would provide higher yields and appreciation potential. And if, for instance, the economic outlook is positive, the manager may buy up to the 10% limit on below investment-grade bonds.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity or to shift assets into or out of higher-yielding securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in bonds and 65% of total assets in short- and intermediate-term bonds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Liquidity risk  This is the risk that a fund may not be able to sell a security in a timely mannerat a desired price.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Prepayment risk and extension risk  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable fixed income securities more volatile.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-469-6587
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Limited-Term Bond Portfolio Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/01	3.79
Worst Quarter	6/30/04	-1.15

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-469-6587.
Portfolio Class Shares | T. Rowe Price Limited-Term Bond Portfolio | Barclays Capital U.S. 1-3 Year Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Portfolio Class Shares | T. Rowe Price Limited-Term Bond Portfolio | Lipper Variable Annuity Underlying Short-Intermediate Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.34%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	3.95%

[1]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.